Loans And Allowance For Credit Losses (Narrative) (Detail) (JPY ¥)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Sep. 30, 2011	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 1997
Financing Receivable, Allowance for Credit Losses [Line Items]
Nonaccrual and restructured loans			¥ 2,280,960,000,000	¥ 2,112,964,000,000
Gross interest income on nonaccrual and restructured loans under the original terms, if recognized			90,900,000,000	93,800,000,000
Gross interest income recognized as interest income on nonaccrual and restructured loans			48,900,000,000	44,800,000,000
Accruing loans contractually past due 90 days or more			41,544,000,000	65,577,000,000
Commitments to extend credit to customers with restructured loans			10,662,000,000	15,729,000,000
Average recorded loan balance			2,122,465,000,000	1,958,127,000,000	1,866,000,000,000
Interest income recognized on impaired loans			42,796,000,000	39,230,000,000	42,000,000,000
Decrease (increase) in the allowance for credit losses due to loan disposal activity recognized as net charge-offs during the fiscal year			400,000,000	1,200,000,000	600,000,000
Loans to Housing Loan Administration Corporation						407,078,000,000
Original maturity term of loans to Housing Loan Administration Corporation, years						15 years
Maturity of loans to Housing Loan Administration Corporation						2011
Interest rate (percentage above Tokyo Interbank Offered Rate) on loans to Housing Loan Administration Corporation						0.125%
Loans to Resolution and Collection Corporation					169,559,000,000
Initial non-interest-bearing deposits with the Special Fund and New Fund						176,089,000,000
Number of years of collection activities of the Jusen loans						15 years
Number of years of the investment income earned by the Special Fund that will be used to absorb loss of Jusen loans						15 years
Impairment loss for the deposits with the Special Fund included in other non-interest expenses					22,705,000,000
Non-interest-earning deposits balance with the Special Fund and New Fund				204,956,000,000	362,695,000,000
All deposits with the New Fund regarding the Government-led Loan Restructuring Program Collected		161,435,000,000
All deposits with the Special Fund regarding the Government-led Loan Restructuring Program Collected	204,956,000,000
Net gains (losses) on disposal of nonperforming loans during the fiscal year			14,274,000,000	16,256,000,000	10,382,000,000
Minimum [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Accruing loans contractually past due, in day			90 days	90 days
Commercial And Residential [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Nonaccrual loans that were modified, amount			533,000,000,000
Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Significant sales of financing receivable			884,000,000,000	706,000,000,000
Commercial [Member] | Minimum [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans contractually past due before being placed on nonaccrual status, in month			1 month
Loans contractually past due before becoming defaulted loans, in month			1 month
Commercial [Member] | Normal [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Internal borrower ratings			1-9
Commercial [Member] | Close Watch [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Internal borrower ratings			10-12
Commercial [Member] | Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Internal borrower ratings			13-15
Card [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Average recorded loan balance			135,581,000,000	149,255,000,000
Interest income recognized on impaired loans			6,504,000,000	6,972,000,000
Card [Member] | Minimum [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans contractually past due before being placed on nonaccrual status, in month			3 months
Loans contractually past due before becoming defaulted loans, in month			1 month
UNBC [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Average recorded loan balance			46,957,000,000	45,297,000,000
Interest income recognized on impaired loans			1,720,000,000	1,354,000,000
UNBC [Member] | Minimum [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans contractually past due before being placed on nonaccrual status, in month			3 months
Loans contractually past due before becoming defaulted loans, in day			60 days
Residential [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Average recorded loan balance			320,183,000,000	318,512,000,000
Interest income recognized on impaired loans			¥ 6,006,000,000	¥ 6,549,000,000
Residential [Member] | Minimum [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans contractually past due before being placed on nonaccrual status, in month			6 months
Loans contractually past due before becoming defaulted loans, in month			6 months